Fair values of assets acquired and liabilities assumed as of acquisition date (Details) - Neoplux Co., Ltd. ₩ in Millions	Dec. 31, 2020 KRW (₩) [1]
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	₩ 58,868
Assets
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	72,672
Cash and due from banks at amortized cost
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	179
Investment assets in the long-term
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	463
Venture capital investment assets
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	38,800
Private equity investment company investment assets
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	12,230
Property and equipment
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	835
Intangible assets
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	1,254
Other assets
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	18,911
Liabilities
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(13,804)
Borrowings
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	(9,000)
Other liabilities
Fair values of assets acquired and liabilities assumed as of acquisition date [Line Items]
Fair value of the identifiable net assets	₩ (4,804)

[1]	The accounting for the acquisition of Neoplux Co., Ltd. is tentatively determined using the identifiable assets and liabilities recognized by Neoplux Co., Ltd. at the time of business combination. For the year ended December 31, 2020, the acquisition has not completed the identification of intangible assets for allocation and the fair value assessment of identifiable assets and liabilities. The goodwill may vary depending on the results of the fair value assessment of the identifiable assets and liabilities for the allocation of the consideration.